Significant Accounting Policies - Schedule of Fair Value was Calculated by an Independent Valuation, at a Discount Rate (Details)	Dec. 31, 2025
Stock Price [Member]
Schedule of Fair Value was Calculated by an Independent Valuation, at a Discount Rate [Line Items]
Independent valuation measurement input	1.48
Variance [Member]
Schedule of Fair Value was Calculated by an Independent Valuation, at a Discount Rate [Line Items]
Independent valuation measurement input	150
Risk free interest [Member]
Schedule of Fair Value was Calculated by an Independent Valuation, at a Discount Rate [Line Items]
Independent valuation measurement input	1